HSBC Holdings statement of cash flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Face Statements [Line Items]
Interest received	$ 99,600	$ 110,100	$ 98,900
Dividends received	2,700	2,800	1,900
HSBC Holdings
Disclosure Of Face Statements [Line Items]
Interest received	6,059	6,624	5,695
Interest paid	7,766	8,800	7,754
Dividends received	$ 23,816	$ 33,846	$ 16,824